Property, plant, equipment and development costs - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipments, net [Line Items]
Opening balance	$ 1,535,195	$ 1,537,870
Final balances	1,600,295	1,535,195
Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	5,387,377	5,371,534
Final balances	5,528,663	5,387,377
Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	3,918,330	3,810,767
Additions	276,074	164,784
Sales and disposals	(1,662)	(45,210)
Sales	5,954	1,854
Final balances	4,165,696	3,918,330
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	9,826,584	9,366,048
Additions	650,302	536,355
Adjustments and reclassifications	38,261	(17,831)
Sales and disposals	(86,593)	(57,988)
Transfer/Other changes	0	0
Final balances	10,428,554	9,826,584
Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments, net [Line Items]
Opening balance	2,376,590	2,246,478
Additions	188,116	173,233
Sales and disposals	(314)	(41,280)
Sales	5,536	(1,841)
Final balances	2,558,856	2,376,590
Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	4,439,207	3,994,514
Additions	521,404	502,408
Adjustments and reclassifications	19,912	0
Sales and disposals	(80,632)	(57,715)
Transfer/Other changes	0	0
Final balances	4,899,891	4,439,207
Land | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	18,765	17,703
Additions	0	0
Sales and disposals	0	0
Sales	0	0
Final balances	18,765	18,765
Land | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	33,202	30,382
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	360	2,820
Final balances	33,562	33,202
Buildings and constructions [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	2,608,449	2,596,406
Additions	0	0
Adjustments and reclassifications	0	1,041
Sales and disposals	(35,964)	(61)
Transfer/Other changes	100,777	11,063
Final balances	2,673,262	2,608,449
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	595,921	522,381
Additions	74,690	72,899
Adjustments and reclassifications	19,912	655
Sales and disposals	(32,418)	(14)
Transfer/Other changes	0	0
Final balances	658,105	595,921
Machinery and equipment | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	874,015	902,397
Additions	1	10
Sales and disposals	(233)	(41,053)
Sales	0	34
Final balances	889,211	874,015
Machinery and equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	5,197,630	5,098,359
Additions	0	0
Adjustments and reclassifications	0	(1,041)
Sales and disposals	(49,382)	(54,732)
Transfer/Other changes	194,037	155,044
Final balances	5,342,285	5,197,630
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments, net [Line Items]
Opening balance	744,649	742,340
Additions	37,510	42,698
Sales and disposals	(223)	(40,355)
Sales	4,792	(34)
Final balances	777,144	744,649
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	2,787,467	2,569,972
Additions	290,691	272,528
Adjustments and reclassifications	0	(655)
Sales and disposals	(46,980)	(54,519)
Transfer/Other changes	123	141
Final balances	3,031,301	2,787,467
Transportation units | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	5,657	7,662
Additions	0	15
Sales and disposals	(89)	(277)
Sales	761	1,816
Final balances	5,530	5,657
Transportation units | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	36,377	33,382
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(133)	0
Transfer/Other changes	4,388	2,995
Final balances	40,632	36,377
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments, net [Line Items]
Opening balance	5,172	6,650
Additions	301	478
Sales and disposals	(85)	(153)
Sales	744	(1,803)
Final balances	4,644	5,172
Transportation units | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	20,787	18,627
Additions	2,514	2,160
Adjustments and reclassifications	0	0
Sales and disposals	(120)	0
Transfer/Other changes	0	0
Final balances	23,181	20,787
Fixtures and fittings | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	11,071	11,770
Additions	2	0
Sales and disposals	(6)	(702)
Sales	0	4
Final balances	11,531	11,071
Fixtures and fittings | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	572	572
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments, net [Line Items]
Opening balance	10,221	10,328
Additions	457	548
Sales and disposals	(6)	(651)
Sales	0	(4)
Final balances	10,672	10,221
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	572	551
Additions	0	21
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Other equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	36,222	35,395
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(58)
Transfer/Other changes	182	885
Final balances	36,404	36,222
Other equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	27,168	24,090
Additions	3,118	3,136
Adjustments and reclassifications	0	0
Sales and disposals	0	(58)
Transfer/Other changes	0	0
Final balances	30,286	27,168
Work in Progress [Member] | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	91,468	46,287
Additions	139,610	65,577
Sales and disposals	(1,326)	(3,049)
Sales	0	0
Final balances	186,123	91,468
Work in Progress [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	184,265	126,527
Additions	302,302	227,216
Adjustments and reclassifications	(2,164)	(19)
Sales and disposals	0	0
Transfer/Other changes	(299,335)	(169,459)
Final balances	185,068	184,265
Right-of-use assets [member] | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	30,944	19,232
Additions	1,929	0
Sales and disposals	0	0
Sales	0	0
Final balances	33,928	30,944
Right-of-use assets [member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	97,356	98,900
Additions	3,946	4,941
Adjustments and reclassifications	0	0
Sales and disposals	(1,114)	(3,137)
Transfer/Other changes	(409)	(3,348)
Final balances	99,779	97,356
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments, net [Line Items]
Opening balance	18,184	13,894
Additions	3,988	4,290
Sales and disposals	0	0
Sales	0	0
Final balances	22,172	18,184
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	39,851	30,408
Additions	11,117	12,708
Adjustments and reclassifications	0	0
Sales and disposals	(1,114)	(3,124)
Transfer/Other changes	(123)	(141)
Final balances	49,731	39,851
Stripping activity asset [Member] | Gross carrying amount [Member]
Property, plant and equipments, net [Line Items]
Opening balance	182,117	155,448
Additions	8,953	26,669
Sales and disposals	0	0
Sales	0	0
Final balances	191,070	182,117
Stripping activity asset [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	1,464,027	1,159,829
Additions	344,054	304,198
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,808,081	1,464,027
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipments, net [Line Items]
Opening balance	139,947	118,178
Additions	51,123	21,769
Sales and disposals	0	0
Sales	0	0
Final balances	191,070	139,947
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	925,757	791,571
Additions	133,810	134,186
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,059,567	925,757
Asset retirement costs [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	168,484	186,296
Additions	0	0
Adjustments and reclassifications	40,425	(17,812)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	208,909	168,484
Asset retirement costs [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Property, plant and equipments, net [Line Items]
Opening balance	41,684	36,914
Additions	5,464	4,770
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	$ 47,148	$ 41,684